Cover	Sep. 22, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41245
Entity Registrant Name	Conduit Pharmaceuticals Inc.
Entity Central Index Key	0001896212
Entity Tax Identification Number	87-3272543
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4995 Murphy Canyon Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92123
City Area Code	(760)
Local Phone Number	471-8536
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.0001 par value per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	CDT
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	CDTTW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Murphy Canyon Acquisition Corp.
Entity Address, Address Line Two	4995 Murphy Canyon Road
Entity Address, Address Line Three	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92123